UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 31, 2006
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 October 19, 2006

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total:	$747,807

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    30422   664827 SH       SOLE                   661847              2980
                                                              2969    64890 SH       OTHER                   59150              5740
ALLSTATE CORP                  COM              020002101      539     8600 SH       SOLE                     8600
                                                              1882    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107    32450   489734 SH       SOLE                   487616              2118
                                                              3477    52480 SH       OTHER                   50694              1786
AMGEN INC                      COM              031162100    29159   407650 SH       SOLE                   405840              1810
                                                              2677    37425 SH       OTHER                   34545              2880
AUTOMATIC DATA                 COM              053015103    30354   641191 SH       SOLE                   638111              3080
                                                              4357    92037 SH       OTHER                   83337              8700
BANK NEW YORK INC              COM              064057102    32223   913866 SH       SOLE                   910576              3290
                                                              9918   281288 SH       OTHER                  151638            129650
BARD (C.R.) INC.               COM              067383109    27361   364810 SH       SOLE                   363150              1660
                                                              2547    33965 SH       OTHER                   33765               200
COCA COLA                      COM              191216100      250     5600 SH       SOLE                     5600
                                                               313     6996 SH       OTHER                    6996
COLGATE PALMOLIVE CO           COM              194162103      546     8800 SH       SOLE                     8800
                                                                31      500 SH       OTHER                     500
COSTCO WHOLESALE CORP NEW      COM              22160K105    27097   545424 SH       SOLE                   543044              2380
                                                              2122    42705 SH       OTHER                   42005               700
DELL INC.                      COM              24702R101    21254   930580 SH       SOLE                   926050              4530
                                                              1899    83160 SH       OTHER                   82260               900
EBAY INC                       COM              278642103    26879   947768 SH       SOLE                   944028              3740
                                                              2778    97970 SH       OTHER                   93070              4900
ECOLAB INC                     COM              278865100    28182   658153 SH       SOLE                   655038              3115
                                                              2198    51325 SH       OTHER                   51025               300
EMC CORP-MASS                  COM              268648102    20935  1747458 SH       SOLE                  1738358              9100
                                                              1256   104805 SH       OTHER                  103005              1800
FASTENAL CO                    COM              311900104      359     9300 SH       SOLE                     9300
                                                                73     1900 SH       OTHER                    1200               700
GENERAL ELECTRIC CO            COM              369604103    26466   749759 SH       SOLE                   745534              4225
                                                              2762    78256 SH       OTHER                   77831               425
GENTEX CORP                    COM              371901109    20204  1421820 SH       SOLE                  1415810              6010
                                                              1622   114150 SH       OTHER                  107150              7000
HARLEY-DAVIDSON INC            COM              412822108    34953   557021 SH       SOLE                   554651              2370
                                                              3412    54375 SH       OTHER                   50975              3400
INTEL CORP                     COM              458140100    26705  1298237 SH       SOLE                  1292987              5250
                                                              4838   235175 SH       OTHER                  203575             31600
JOHNSON & JOHNSON              COM              478160104    28667   441438 SH       SOLE                   439428              2010
                                                              3964    61037 SH       OTHER                   52737              8300
MEDTRONIC INC                  COM              585055106    27452   591124 SH       SOLE                   588574              2550
                                                              2425    52211 SH       OTHER                   51811               400
MERCK & CO INC                 COM              589331107       29      700 SH       SOLE                      700
                                                               209     5000 SH       OTHER                    5000
MGIC INVT CORP WIS             COM              552848103      186     3100 SH       SOLE                     3100
                                                               624    10400 SH       OTHER                   10400
MICROSOFT CORP                 COM              594918104    35099  1283313 SH       SOLE                  1277713              5600
                                                              7050   257785 SH       OTHER                  221985             35800
OMNICOM GROUP INC              COM              681919106    27446   293225 SH       SOLE                   291695              1530
                                                              2197    23470 SH       OTHER                   23270               200
SLM CORPORATION                COM              78442P106    28440   547128 SH       SOLE                   544613              2515
                                                              2581    49660 SH       OTHER                   47860              1800
STATE STREET CORP              COM              857477103    29269   469060 SH       SOLE                   466980              2080
                                                              2422    38816 SH       OTHER                   38616               200
UNITED HEALTH GROUP INC        COM              91324P102    17174   349070 SH       SOLE                   347845              1225
                                                              1435    29170 SH       OTHER                   28870               300
WALGREEN CO COM                COM              931422109    28517   642413 SH       SOLE                   639768              2645
                                                              2698    60785 SH       OTHER                   56985              3800
XTO ENERGY INC COM             COM              98385X106    29710   705208 SH       SOLE                   702168              3040
                                                              2741    65060 SH       OTHER                   64060              1000